Segment information - Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Total consolidated	$ 514	$ 183	$ 1,909	$ 2,189
Operating Segments | High-Pressure Controls & Systems
Segment Reporting Information [Line Items]
Total consolidated	514	183	1,893	1,620
Operating Segments | Heavy-Duty OEM
Segment Reporting Information [Line Items]
Total consolidated	0	0	0	569
Corporate
Segment Reporting Information [Line Items]
Total consolidated	$ 0	$ 0	$ 16	$ 0